Employees- Summary of Average Monthly Persons Employed By Group (Detail) - Number	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
By activity
Average number of employees	46	36
Administrative [member]
By activity
Average number of employees	28	24
Research and development [member]
By activity
Average number of employees	18	12